Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 37,229	$ 31,563
Interest-earning deposits	18,619	5,613
Cash and cash equivalents	55,848	37,176
Federal Home Loan Bank stock, at cost	4,428	4,428
Securities available for sale	318,910	356,345
Loans receivable, net of allowance for loan losses of $8,682 at December 31, 2013, and $10,648 at December 31, 2012	543,632	524,985
Accrued interest receivable	5,233	5,398
Real estate and other assets owned	1,674	1,548
Bank owned life insurance	9,677	9,323
Premises and equipment, net	23,108	22,557
Deferred tax assets	4,610
Intangible asset	130	292
Other assets	6,399	5,637
Total assets	973,649	967,689
Deposits:
Non-interest-bearing accounts	105,252	94,083
Interest-bearing accounts:
Interest bearing checking accounts	183,643	147,047
Savings and money market accounts	92,106	81,643
Other time deposits	381,996	437,092
Total deposits	762,997	759,865
Advances from Federal Home Loan Bank	46,780	43,741
Repurchase agreements	52,759	43,508
Subordinated debentures	10,310	10,310
Advances from borrowers for taxes and insurance	521	396
Dividends payable	326	180
Deferred tax liability	910	568
Accrued expenses and other liabilities	4,239	4,122
Total liabilities	877,932	862,690
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized-500,000 shares; no shares issued or outstanding at December 31, 2013; and 18,400 shares issued and outstanding with a liquidation preference of $18,400,000 at December 31, 2012.
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,927,287 issued and 7,447,903 outstanding at December 31, 2013, and 7,905,728 issued and 7,502,812 outstanding at December 31, 2012	79	79
Common stock warrant		556
Additional paid-in-capital	58,302	76,288
Retained earnings	44,694	41,829
Accumulated other comprehensive income, net of taxes	(1,429)	9,723
Total stockholders' equity	95,717	104,999
Total liabilities and stockholders' equity	973,649	967,689
Commitments and contingencies
Preferred Stock [Member]
Stockholders' equity
Treasury stock		(18,400)
Common Stock [Member]
Stockholders' equity
Treasury stock	(5,929)	(5,076)
Total stockholders' equity	$ 79	$ 79